Form N-1A Cover	Mar. 05, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	CALAMOS INVESTMENT TRUST/IL
Entity Central Index Key	0000826732
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 05, 2025
Prospectus Date	Feb. 28, 2025